                           AIM COUNSELOR SERIES TRUST

                  AIM Structured Core Fund- Class A, B, C and R
                 AIM Structured Growth Fund- Class A, B, C and R
                 AIM Structured Value Fund- Class A, B, C and R
                     Supplement dated April 21, 2006 to the
                         Prospectus dated March 31, 2006

                                AIM GROWTH SERIES

            AIM Small Cap Growth Fund - Class A, B, C, R and Investor
                     Supplement dated April 21, 2006 to the
                       Prospectus dated December 29, 2005
                            as revised April 10, 2006

                              AIM INVESTMENT FUNDS

                        AIM China Fund - Class A, B and C
                 AIM Enhanced Short Bond Fund - Class A, C and R
                 AIM International Bond Fund - Class A, B, and C
                        AIM Japan Fund- Class A, B, and C
                     Supplement dated April 21, 2006 to the
                        Prospectuses dated March 31, 2006

                              AIM TAX-EXEMPT FUNDS

                AIM High Income Municipal Fund - Class A, B and C
                     Supplement dated April 21, 2006 to the
                         Prospectus dated July 29, 2005
                            as revised April 13, 2006

The following replaces in its entirety the heading and the information appearing under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS - SALES CHARGES - AIM ENHANCED SHORT BOND FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES" on page A-2 of the prospectus:

     "AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                             INVESTOR'S
                                            SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION               OFFERING PRICE   INVESTMENT
---------------------               --------------   ----------
Less than $ 100,000                      2.50%          2.56%
$100,000 but less than $ 250,000         2.00           2.04
$250,000 but less than $ 500,000         1.50           1.52
$500,000 but less than $1,000,000        1.25           1.27"

The following replaces in their entirety the first two paragraphs appearing under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE - CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND" on page A-3 of the prospectus:

     "You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

          If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC."

The following new section is added immediately after the above information:

     "CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

     On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)   CLASS B1
-----------------------------------------   --------
First                                          3.0%
Second                                         2.5%
Third                                          2.0%
Fourth                                         1.0%
Longer than Four Years                        None

     For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period."

The following replaces the information appearing under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS - REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES" on page A-4 of the prospectus:

     "You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualified for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent."

The following replaces the information appearing under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS - REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES- RIGHTS OF ACCUMULATION" on page A-4 of the prospectus:

     "You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS - REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS" on page A-4 of the prospectus:

     "You will not pay a CDSC

     -    if you redeem Class B shares you held for more than six years;

     - if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

     -    if you redeem Class C shares you held for more than one year;

     - if you redeem Class C shares of a fund other than AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

     - if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

     - if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

     - if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

     - if you are a participant in a qualified retirement plan and redeem Class A, Class C or Class R shares in order to fund a distribution;

     - if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

     -    if you redeem shares to pay account fees;

     - for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

     - if you redeem shares acquired through reinvestment of dividends and distributions; and

     -    on increases in the net asset value of your shares.

     There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details."

The following replaces the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION FEE" on page A-9 of the prospectus:

     "You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

     AIM Asia Pacific Growth Fund
     AIM China Fund
     AIM Developing Markets Fund
     AIM European Growth Fund
     AIM European Small Company Fund
     AIM Floating Rate Fund
     AIM Global Aggressive Growth Fund
     AIM Global Equity Fund
     AM Global Growth Fund
     AIM Global Real Estate Fund
     AIM Global Value Fund
     AIM High Yield Fund
     AIM International Allocation Fund
     AIM International Bond Fund
     AIM International Core Equity Fund
     AIM International Growth Fund
     AIM International Small Company Fund
     AIM Japan Fund
     AIM S&P 500 Index Fund
     AIM Trimark Fund"

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE" on page A-10

     "If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
          INITIALLY                          SHARES HELD                    CDSC APPLICABLE UPON
          PURCHASED                       AFTER AN EXCHANGE                 REDEMPTION OF SHARES
          ---------                       -----------------                 --------------------
-    Class A shares of         -    Class A shares of Category I or II   -    1% if shares are
     Category I or II Fund,         Fund, AIM Enhanced Short Bond             redeemed within 18
     AIM Enhanced Short Bond        Fund, AIM Floating Rate Fund or           months of initial
     Fund, AIM Floating Rate        AIM Short Term Bond Fund                  purchase of Category
     Fund or AIM Short Term                                                   I or II Fund, AIM
     Bond Fund                 -    Class A shares of Category III            Enhanced Short Bond
                                    Fund(2)                                   Fund, AIM Floating
                                                                              Rate Fund or AIM
                               -    AIM Cash Reserve Shares of AIM            Short Term Bond Fund
                                    Money Market Fund                         shares

          SHARES
         INITIALLY                          SHARES HELD                      CDSC APPLICABLE UPON
         PURCHASED                       AFTER AN EXCHANGE                   REDEMPTION OF SHARES
         ---------                       -----------------                   --------------------
-    Class A shares of       -    Class A shares of Category I or       -    1% if shares are
     Category III Fund(1)         II Fund, AIM Enhanced Short Bond           redeemed within 18
                                  Fund, AIM Floating Rate Fund or AIM        months of initial
                                  Short Term Bond Fund                       purchase of Category III
                                                                             Fund shares

-    Class A shares of       -    Class A shares of Category III        -    No CDSC
     Category III Fund(1)         Fund(2)

                             -    Class A shares of AIM Tax-Exempt
                                  Cash Fund

                             -    AIM Cash Reserve Shares of AIM
                                  Money Market Fund

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.

(2) Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND" on page A-10 of the prospectus:

     "If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES" on page A-12 of the prospectus:

     "Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

     EXCHANGE FROM                         EXCHANGE TO                    ALLOWED   PROHIBITED
     -------------                         -----------                    -------   ----------
Class A                   Class A, A3, Investor Class, or AIM Cash
                          Reserve Shares. Exceptions are:

                          -    Class A Shares of AIM Limited Maturity
                               Treasury Fund and AIM Tax-Free
                               Intermediate Fund are currently closed
                               to new investors.

                          -    Class A Shares of AIM Limited Maturity        X
                               Treasury Fund, AIM Tax-Exempt Cash Fund
                               and AIM Tax-Free Intermediate Fund
                               cannot be exchanged for Class A3 Shares
                               of those funds.

                          -    Investor Class Shares of all funds are
                               currently offered to new investors only
                               on a limited basis.

Class A                   Class B, B1, C, P, R or Institutional Class                    X
                          Shares.

     EXCHANGE FROM                         EXCHANGE TO                    ALLOWED   PROHIBITED
     -------------                         -----------                    -------   ----------
Class A3                  Class A, A3, Investor Class, or AIM Cash
                          Reserve Shares. Exceptions are:

                          -    Class A3 Shares of AIM Limited Maturity       X
                               Treasury Fund and AIM Tax-Free
                               Intermediate Fund cannot be exchanged
                               for Class A Shares of those funds.

                          -    Investor Class Shares of all funds are
                               currently offered to new investors only
                               on a limited basis.

Class A3                  Class B, B1, C, P, R or Institutional Class                    X
                          Shares.

Class B                   Class B.                                           X

Class B                   Class A, A3,  B1, C, P, R, AIM Cash  Reserve                   X
                          Shares, Institutional or Investor Class
                          Shares.

Class B1                  Class A.                                           X

Class B1                  Class B, A3, C, P, R, AIM Cash Reserve                         X
                          Shares, Institutional or Investor Class
                          Shares.

Class C                   Class C.                                           X

Class C                   Class A, A3, B, B1, P, R, AIM Cash Reserve                     X
                          Shares, Institutional or Investor Class
                          Shares.

Class R                   Class R.                                           X

Class R                   Class A, A3, B, B1, C, P, AIM Cash Reserve                     X
                          Shares, Institutional or Investor Class
                          Shares.

AIM Cash Reserve Shares   Class A, A3, B, C, R, or Investor Class
                          Shares. Exceptions are:

                          -    Class A shares of AIM Limited Maturity
                               Treasury Fund and AIM Tax-Free
                               Intermediate Fund are currently closed
                               to new investors.

                          -    Shares to be exchanged for Class B, C or      X
                               R shares must not have been acquired by
                               exchange from Class A shares of any
                               fund.

                          -    Investor Class Shares of all funds are
                               currently offered to new investors only
                               on a limited basis.

AIM Cash Reserve Shares   Class B1, P or Institutional Class shares.                     X

Institutional Class       Institutional Class.                               X

Institutional Class       Class A, A3, B, B1, C, P, R, AIM Cash Reserve                  X
                          Shares or Investor Class shares.

Investor Class            A, A3, or Investor Class. Exceptions are:

                          -    Investor Class shares cannot be               X
                               exchanged for Class A shares of any fund
                               which offers Investor Class shares.

                          -    Class a shares of AIM Limited Maturity
                               Treasury Fund and AIM Tax-Free
                               Intermediate Fund are currently closed
                               to new investors.

Investor Class            Class B, B1, C, P, R, AIM Cash Reserve Shares                 X
                          or Institutional Class shares.

     EXCHANGE FROM                         EXCHANGE TO                    ALLOWED   PROHIBITED
     -------------                         -----------                    -------   ----------
Class P                   Class A, A3, or AIM Cash Reserve Shares.           X
                          Exceptions are:

                          -    Class A shares of AIM Limited Maturity
                               Treasury Fund and AIM Tax-Free
                               Intermediate Fund are currently closed
                               to new investors.

Class P                   Class B, B1, C, R, Institutional or Investor                  X"
                          Class shares.

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - EXCHANGES NOT PERMITTED" on page A-13 of the prospectus:

     "For shares purchased prior to November 15, 2001, you may not exchange:

     (1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

     (2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

     (3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

     For shares purchased on or after November 15, 2001, you may not exchange:

     (1) Class A shares of Category I or II funds, Class a shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
          (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

     (2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

     (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund."

The following replaces in its entirety the heading and the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - EXCHANGING CLASS B, CLASS C AND CLASS R SHARES" on page A-14 of the prospectus:

     "EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

     If you make an exchange involving Class B, Class C shares or Class R shares, subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

          If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

          If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares."

The following new section is added immediately before the paragraph entitled "Domestic Exchange Traded Equity Securities:" appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" appearing on page A-14 of the prospectus:

     "Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
     Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, trance type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data."